Investment Objectives and Goals - Prospera Income ETF	Sep. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Prospera Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prospera Income ETF (the “Fund”) seeks to provide income and capital preservation.